Allowance for Credit Losses - Schedule of Accrued Interest Receivables Written off by Reversing Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accrued Interest Receivables And Written Off Status [Line Items]
Accrued Interest Receivables Written Off by Reversing Interest Income	$ 1,025	$ 510
Construction [Member]
Accrued Interest Receivables And Written Off Status [Line Items]
Accrued Interest Receivables Written Off by Reversing Interest Income	285	0
Commercial Real Estate [Member] | Owner-occupied [Member]
Accrued Interest Receivables And Written Off Status [Line Items]
Accrued Interest Receivables Written Off by Reversing Interest Income	31	20
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Accrued Interest Receivables And Written Off Status [Line Items]
Accrued Interest Receivables Written Off by Reversing Interest Income	85	4
Other Commercial [Member]
Accrued Interest Receivables And Written Off Status [Line Items]
Accrued Interest Receivables Written Off by Reversing Interest Income	39	77
Residential Real Estate [Member]
Accrued Interest Receivables And Written Off Status [Line Items]
Accrued Interest Receivables Written Off by Reversing Interest Income	214	105
Consumer [Member] | Bankcard [Member]
Accrued Interest Receivables And Written Off Status [Line Items]
Accrued Interest Receivables Written Off by Reversing Interest Income	0	0
Consumer [Member] | Other consumer [Member]
Accrued Interest Receivables And Written Off Status [Line Items]
Accrued Interest Receivables Written Off by Reversing Interest Income	$ 371	$ 304